UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year of Quarter Ended: March 31, 2002

Check here if Amendment [x]; Amendment Number: 1
This Amendment (Check only one.):  [x] is a restatement.
                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     M.A. Greenwood & Associates, Inc.
Address:  Post Office Box 4278
       Fayetteville, Arkansas 72702

13f File Number:  28-4585

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:     Mary Ann Greenwood
Title:    President
Phone:    501-521-5353

Signature, Place, and Date of Signature:
Mary Ann Greenwood, Fayetteville, Arkansas, December 20, 2005
Report Type (check only one.):
[X]  13F HOLDINGS REPORT
[ ]  13F NOTICE
[ ]  13F COMBINATION REPORT

List of Other Mangers Reporting for this Manager:

None.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT
OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Manager:  0
Form 13F Information Table Entry Total: 58
Form 13F Information Table Value Total:  $122713
List of Other Included managers:  None.

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABN AMRO ADR                   COM              000937102      910    48000 SH       SOLE                    45000              3000
AOL Time Warner                COM              00184A105     1774    74997 SH       SOLE                    67592              7405
AT&T Corp                      COM              001957109     1065    67803 SH       SOLE                    62094              5709
AT&T Wireless                  COM              00209a106      200    22328 SH       SOLE                    20465              1863
Agilent Technologies           COM              00846U101      609    17434 SH       SOLE                    15928              1506
American Express               COM              025816109     3712    90634 SH       SOLE                    84539              6095
Bank of America                COM              060505104     1371    20160 SH       SOLE                    18410              1750
Boeing Company                 COM              097023105     3009    62360 SH       SOLE                    58285              4075
Bristol Myers Squibb           COM              110122108     2043    50462 SH       SOLE                    47312              3150
Broadcom Corporation           COM              111320107      348     9703 SH       SOLE                     8840               863
Caterpillar, Inc               COM              149123101     3294    57939 SH       SOLE                    53394              4545
ChevronTexaco                  COM              166764100     1923    21308 SH       SOLE                    20208              1100
Cisco Systems                  COM              17275R102     1302    76924 SH       SOLE                    68696              8228
Citigroup Inc                  COM              172967101     3101    62628 SH       SOLE                    53878              8750
Coca-Cola                      COM              191216100     2097    40118 SH       SOLE                    36423              3695
Corp. Office Prop.             COM              22002t108      193    14700 SH       SOLE                     6000              8700
Deere & Co                     COM              244199105     1432    31440 SH       SOLE                    29290              2150
Diebold, Inc                   COM              253651103      785    19260 SH       SOLE                    18310               950
Disney, (Walt) Co              COM              254687106     2586   112051 SH       SOLE                   103701              8350
DuPont deNemours               COM              263534109     2317    49151 SH       SOLE                    45586              3565
Exxon Mobil Corp               COM              30231G102     4127    94150 SH       SOLE                    87060              7090
Ford Motor Co                  COM              345370860     1490    90372 SH       SOLE                    84615              5757
General Electric               COM              369604103     5424   144839 SH       SOLE                   135490              9349
General Motors                 COM              370442105     1991    32933 SH       SOLE                    30283              2650
Hewlett-Packard                COM              428236103     1030    57413 SH       SOLE                    52783              4630
Hillenbrand Inds               COM              431573104      325     5275 SH       SOLE                     5275
Honeywell Inc.                 COM              438516106     1974    51585 SH       SOLE                    47085              4500
Int'l Business Mach            COM              459200101     3434    33020 SH       SOLE                    31230              1790
Intel Corp                     COM              458140100     4197   138030 SH       SOLE                   127760             10270
International Paper            COM              460146103     1812    42137 SH       SOLE                    39137              3000
JDS Uniphase Corp              COM              46612J101      227    38575 SH       SOLE                    36519              2056
JP Morgan Chase                COM              46625H100     3001    84178 SH       SOLE                    78681              5497
Johnson & Johnson              COM              478160104     4141    63762 SH       SOLE                    59892              3870
Lucent Technologies            COM              549463107      493   104202 SH       SOLE                    95138              9064
Matsushita Elec ADR            COM              576879209     1234    99950 SH       SOLE                    93750              6200
McDonalds Corp                 COM              580135101     1566    56416 SH       SOLE                    53276              3140
Medtronic Inc                  COM              585055106      371     8215 SH       SOLE                     8115               100
Merck                          COM              589331107     3595    62443 SH       SOLE                    56798              5645
Microsoft Corp                 COM              594918104     2211    36662 SH       SOLE                    34026              2636
Motorola, Inc                  COM              620076109     1199    84449 SH       SOLE                    80079              4370
Nokia ADS                      COM              654902204     2033    98019 SH       SOLE                    91503              6516
Nortel Networks                COM              656568102      140    31258 SH       SOLE                    29688              1570
Novartis AG ADR                COM              66987V109     1708    43140 SH       SOLE                    39360              3780
Pfizer Inc                     COM              717081103     2955    74366 SH       SOLE                    70243              4123
Procter & Gamble               COM              742718109     4156    46135 SH       SOLE                    43365              2770
RF Micro Devices               COM              749941100      706    39450 SH       SOLE                    36300              3150
Royal Dutch Pet ADR            COM              780257804     3095    56985 SH       SOLE                    52830              4155
Royal Phil Elec ADR            COM              500472303     4105   135843 SH       SOLE                   127556              8287
SAP AG ADR                     COM              803054204      929    24975 SH       SOLE                    23475              1500
SBC Communications             COM              78387G103      615    16438 SH       SOLE                    14938              1500
Sony Corp ADR                  COM              835699307     2858    55281 SH       SOLE                    51271              4010
Tyco International             COM              902124106     3834   118632 SH       SOLE                   110917              7715
Tyson Foods Cl A               COM              902494103     2654   212638 SH       SOLE                   202633             10005
Unilever ADR                   COM              904784709      308     5417 SH       SOLE                     4817               600
United Technologies            COM              913017109     4672    62959 SH       SOLE                    58604              4355
Vivendi Univ. ADR              COM              92851S204      860    22325 SH       SOLE                    20280              2045
Wal-Mart Stores                COM              931142103     8866   144654 SH       SOLE                   132678             11976
WorldCom, Inc                  COM              98157D106      301    44684 SH       SOLE                    42409              2275